PARENT ONLY FINANCIAL STATEMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Shares committed to be released	$ 481	$ 390
Financing activities:
Net increase (decrease) in cash and cash equivalents	(6,448)	8,183
Cash and cash equivalents at beginning of year	24,970	16,787
Cash and cash equivalents at end of year	18,522	24,970
Parent Company [Member]
Operating activities:
Net income	2,536	2,280
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of United Community Bank	(2,689)	(2,480)
Shares committed to be released	481	390
Stock-based compensation	201	44
Deferred income taxes	(201)	17
Effects of change in assets and liabilities	(558)	1,066
Tax adjustment on restricted stock	(7)	0
Dividends received from United Community Bank	6,077	1,080
Net Cash Provided by (Used in) Operating Activities	5,840	2,397
Financing activities:
Repurchases of common stock	(4,186)	(2,151)
Purchase of common shares for stock plans	0	(1,128)
Dividends paid to stockholders	(1,080)	(1,114)
Net Cash Provided by (Used in) Financing Activities	(5,266)	(4,393)
Net increase (decrease) in cash and cash equivalents	574	(1,996)
Cash and cash equivalents at beginning of year	5,174	7,170
Cash and cash equivalents at end of year	$ 5,748	$ 5,174